Document and Entity Information	0 Months Ended
Jan. 24, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 24, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Jan. 21, 2014
Document Effective Date	Jan. 24, 2014
Prospectus Date	Jan. 24, 2014
Dreyfus Global Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DGEAX
Dreyfus Global Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DGECX
Dreyfus Global Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DGIEX
Dreyfus Global Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DGEYX